Related Party Transactions	3 Months Ended
Jun. 30, 2011
Related Party Transactions
Related Party Transactions

Note 3 – Related Party Transactions

During January and November 2009, the Company issued demand promissory notes to the spouse of the Company’s sole officer and one of its directors in the amount of $10,000 and $10,000, respectively. These notes bear interest at 10% per annum and are unsecured. During the six months ended June 30, 2011 and 2010 the Company incurred interest expense and made cash payments for interest in the amounts of $992 and $992, respectively.

During April 2010, the Company issued a demand promissory note to an entity related to its sole officer and one of its directors in the amount of $4,000. This note bears interest at 10% per annum and is unsecured. During the six months ended June 30, 2011, the Company incurred interest expense of $168 and made cash payments for interest in the same amount. On June 3, 2011 the loan was paid in full.

On October 12, 2010, the Company issued a demand promissory note to an entity related to its sole officer and one of its directors in the amount of $20,000. This note bears interest at 10% per annum and is unsecured. During the six months ended June 30, 2011, the Company incurred interest expense of $992 and made cash payments for interest in the same amount.

During the January and February of 2011, the Company entered into long-term notes payable in the amount of $400,000 with several entities and individuals related to the Company. These long-term notes bear interest at 3% per annum and are due December 31, 2014. During the six months ended June 30, 2011, the Company incurred interest expense of $4,675 and made cash payments for interest in the same amount. These long-term notes have been discounted on the Company’s financial statements as described in Note 7.

During the six months ended June 30, 2011, the Company loaned $600,000 of cash to Cogility, assumed from Cogility a $200,000 note payable to an entity related to the sole officer of the Company and assigned and transferred to Cogility a $20,000 note receivable from Cortez Systems, all in exchange for $820,000 of promissory notes receivable from Cogility. The Cogility notes receivable bears interest at 5% per annum payable quarterly beginning June 30, 2011, are due December 31, 2014 and are secured by all of Cogility's assets.  Included in interest income at June 30, 2011 was accrued and unpaid interest of $10,222.

On June 15, 2011 the Company loaned an additional $25,000 of cash to Cogility for working capital needs.  The loan is unsecured, due upon demand, and bears interest at 5% per annum.  Included in interest income at June 30, 2011 was accrued and unpaid interest of $51.